Restructuring Liability Activity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Beginning Balance			$ 1,995	$ 1,348	$ 1,348	$ 1,597
Utilization of reserve					(530)	(527)
Current period restructuring charges	1,907	100	2,554	172	2,950	1,631	710
Cash payments			(2,091)	(440)	(1,773)	(1,353)
Ending Balance	2,458	1,080	2,458	1,080	1,995	1,348	1,597
Employee Severance
Restructuring Cost and Reserve [Line Items]
Beginning Balance			1,112	180	180	283
Utilization of reserve					(180)	(283)
Current period restructuring charges			629	172	2,095	910
Cash payments			(1,088)	(222)	(983)	(730)
Ending Balance	653	130	653	130	1,112	180
Lease Termination
Restructuring Cost and Reserve [Line Items]
Beginning Balance			818	1,070	1,070	1,314
Utilization of reserve					(252)	(244)
Current period restructuring charges			631				300
Cash payments			(104)	(120)
Ending Balance	1,345	950	1,345	950	818	1,070	1,314
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Beginning Balance			65	98	98
Utilization of reserve					(98)
Current period restructuring charges			1,294		855	721
Cash payments			(899)	(98)	(790)	(623)
Ending Balance	$ 460		$ 460		$ 65	$ 98